S000000289 [Member] Expense Example, No Redemption - Nuveen High Yield Municipal Bond Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 605
Expense Example, No Redemption, 3 Years	992
Expense Example, No Redemption, 5 Years	1,403
Expense Example, No Redemption, 10 Years	2,549
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	173
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	923
Expense Example, No Redemption, 10 Years	2,009
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	273
Expense Example, No Redemption, 3 Years	838
Expense Example, No Redemption, 5 Years	1,430
Expense Example, No Redemption, 10 Years	3,032
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	169
Expense Example, No Redemption, 3 Years	523
Expense Example, No Redemption, 5 Years	902
Expense Example, No Redemption, 10 Years	$ 1,965